Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenues	$ 67,251,000	$ 17,367,000	$ 107,457,000	$ 30,143,000	$ 87,934,000	$ 32,581,000	$ 16,182,000
Cost of goods sold	44,510,000	14,755,000	73,945,000	25,474,000	70,360,000	34,772,000	22,494,000
Gross (loss) profit	22,741,000	2,612,000	33,512,000	4,669,000	17,574,000	(2,191,000)	(6,312,000)
Research and development expenses	4,212,000	2,497,000	8,710,000	4,102,000	9,587,000	5,722,000	5,782,000
Selling, general and administrative expenses	15,515,000	7,043,000	26,692,000	12,780,000	34,461,000	17,143,000	12,672,000
Restructuring expenses	847,000	348,000	1,241,000	642,000	1,515,000	3,509,000	0
Total operating expenses	20,574,000	9,888,000	36,643,000	17,524,000	45,563,000	26,374,000	18,454,000
Income (loss) from operations	2,167,000	(7,276,000)	(3,131,000)	(12,855,000)	(27,989,000)	(28,565,000)	(24,766,000)
Other expense, net:
Interest expense	(741,000)	(28,000)	(1,474,000)	(75,000)	(1,128,000)	(1,002,000)	(380,000)
Remeasurement of warrant liability	(11,744,000)	(130,000)	(12,503,000)	(259,000)	(1,120,000)	(385,000)	0
Other, net	898,000	38,000	1,039,000	97,000	(768,000)	(812,000)	0
Total other expense, net	(11,587,000)	(120,000)	(12,938,000)	(237,000)	(1,896,000)	(1,814,000)	(380,000)
Loss before taxes	(9,420,000)	(7,396,000)	(16,069,000)	(13,092,000)	(29,885,000)	(30,379,000)	(25,146,000)
Income tax expense	21,000	0	21,000	0	1,000	5,000	3,000
Net loss	$ (9,441,000)	$ (7,396,000)	$ (16,090,000)	$ (13,092,000)	$ (29,886,000)	$ (30,384,000)	$ (25,149,000)
Net loss per common share—basic and diluted (in dollars per share)	$ (0.24)	$ (1.22)	$ (0.69)	$ (2.21)	$ (4.75)	$ (5.57)	$ (5.51)
Weighted average common shares outstanding—basic and diluted (in shares)	39,081,359	6,072,319	23,206,203	5,933,806	6,287,172	5,457,629	4,566,757